Investments in Equity Accounted Investees - Summary of Consolidated Investments in Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates and joint ventures [Line Items]
Closing	--12-31
Carrying amount	₩ 36,506	₩ 33,177	₩ 84,329
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Location	Paju,South Korea
Closing	--12-31
Business	Production ofglassfor display
Percentage of ownership	40.00%	40.00%
Carrying amount	₩ 31,479	₩ 29,479	₩ 24,200
Arctic Sentinel, Inc. (Fuhu, Inc.) [member]
Disclosure of associates and joint ventures [Line Items]
Location	Los Angeles,U.S.A.
Closing	--03-31
Business	Developmentandproduction oftablet for kids
Percentage of ownership	10.00%	10.00%
Cynora GmbH [member]
Disclosure of associates and joint ventures [Line Items]
Location	Bruchsal,Germany
Closing	--12-31
Business	Developmentof organiclight emittingmaterialsfor displaysand lightingdevices
Percentage of ownership	10.00%	10.00%
Material Science Co Ltd [member]
Disclosure of associates and joint ventures [Line Items]
Location	Hwaseong,South Korea
Closing	--12-31
Business	Development,production,and sales ofmaterials fordisplay
Percentage of ownership	9.00%	14.00%
Carrying amount	₩ 5,027	₩ 3,698